Funded Status of Pension Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Pension ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)	Mar. 31, 2015 INR (₨)	Mar. 31, 2014 INR (₨)	Mar. 31, 2016 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 574.4	$ 8.7	₨ 588.9
Service cost	9.9	0.1	10.2	₨ 7.7
Interest cost	44.9	0.7	43.7	48.4
Actuarial (gains)/losses	169.4	2.6	11.0
Benefits paid	(101.8)	(1.5)	(79.4)
Projected benefit obligation, end of the period	696.8	10.6	574.4	588.9
Change in plan assets:
Fair value of plan assets, beginning of the period	419.1	6.3	479.9
Expected return on plan assets	32.1	0.5	36.0	38.7
Actuarial gains/(losses)	14.3	0.2	(23.8)
Actual return on plan assets	46.4	0.7	12.2
Employer contributions	20.1	0.3	6.4
Benefits paid	(101.8)	(1.5)	(79.4)
Fair value of plan assets, end of the period	383.8	$ 5.8	419.1	₨ 479.9
Funded Status	₨ (313.0)		₨ (155.3)		$ (4.8)